Inventories	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories

Note 17. Inventories

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current assets
Raw materials - at cost	-	95,201

The board decided to write off the inventory as the shelf life of the inventory had expired as at 30 June 2024.